Group Employees (Tables)	12 Months Ended
Dec. 31, 2019
Number And Average Number Of Employees [Abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2019 Number	2018 Number

United States	5,046	5,066

APME	14,910	15,074

AMSSA	18,638	19,351

ENA	25,505	26,102

Subsidiary undertakings	64,099	65,593

Associates	30,747	29,646

	94,846	95,239